Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
SELECTED QUARTERLY FINANCIAL INFORMATION

26. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Quarterly Financial Data

The following tables summarize the unaudited quarterly statements of operations for the Company for 2010 and 2009. Amounts reflect all adjustments necessary in the opinion of management for a fair statement of the results for interim periods.

	Quarter ended 2010
	Mar 31	June 30	Sept 30	Dec 31

	(in millions, except per share data)
Revenue	$3,920	$3,923	$4,020	$4,318
Gross margin	961	1,002	982	1,043
Income from continuing operations, net of tax (1)	381	429	300	391
Discontinued operations, net of tax	21	-	97	(560)
Net income	$402	$429	$397	$(169)
Net income (loss) attributable to The AES Corporation	$187	$144	$114	$(436)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.24	$0.19	$0.06	$0.16
Discontinued operations attributable to
The AES Corporation, net of tax	0.03	(0.01)	0.08	(0.71)
Basic income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.24	$0.19	$0.06	$0.16
Discontinued operations attributable to
The AES Corporation, net of tax	0.03	(0.01)	0.08	(0.71)
Diluted income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

	Quarter ended 2009
	Mar 31	June 30	Sept 30	Dec 31

	(in millions, except per share data)
Revenue	$3,083	$3,163	$3,529	$3,665
Gross margin	833	790	961	822
Income from continuing operations, net of tax (2)	481	513	422	412
Discontinued operations, net of tax	21	17	18	(129)
Net income	$502	$530	$440	$283
Net income (loss) attributable to The AES Corporation	$218	$303	$185	$(48)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.31	$0.44	$0.27	$0.07
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	0.01	0.01	(0.14)
Basic income (loss) per share attributable to
The AES Corporation	$0.33	$0.45	$0.28	$(0.07)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.31	$0.44	$0.27	$0.07
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	0.01	0.01	(0.14)
Diluted income (loss) per share attributable to
The AES Corporation	$0.33	$0.45	$0.28	$(0.07)

  Includes pretax impairment expense of $315 million and $96 million, for the third and fourth quarters of 2010, respectively. See Note 19—Impairment Expense and Note 8—Goodwill and Other Intangible Assets for additional discussion on these impairment expenses.
  Includes pretax impairment expense $140 million for the fourth quarter of 2009. See Note 19—Impairment Expense and Note 8—Goodwill and Other Intangible Assets for additional discussion on the impairment expense.